8. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Maturity and redemption information relating to Subordinated Debt

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2018	$ 6,287,336	$ 19,775,911
2019	8,695,343	9,173,568
2020	7,609,661	1,776,730
2021	10,895,563	2,761,694
	$ 33,487,903	$ 33,487,903